As filed with the Securities and Exchange Commission on May 21, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

COUNTRY Growth Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Shares	Value
COMMON STOCKS - 98.42%
Consumer Discretionary - 9.12%
Carter's, Inc. (a)	82,500	$2,090,550
Gentex Corporation	263,500	4,281,875
Getty Images, Inc. (a)	84,200	4,094,646
H&R Block	95,600	2,011,424
The Home Depot, Inc.	95,200	3,497,648
Target Corporation	61,600	3,650,416
		19,626,559
Consumer Staples - 13.22%
Altria Group, Inc.	50,000	4,390,500
Archer-Daniels-Midland Co.	93,000	3,413,100
CVS/Caremark Corporation	134,000	4,574,760
McCormick & Company	64,700	2,492,244
The Procter & Gamble Company	82,000	5,179,120
Sysco Corporation	107,100	3,623,193
Wal-Mart Stores, Inc.	101,800	4,779,510
		28,452,427
Energy - 11.96%
Apache Corporation	54,000	3,817,800
Chesapeake Energy Corp.	76,400	2,359,232
ChevronTexaco Corp.	35,000	2,588,600
ConocoPhillips	60,500	4,135,175
Exxon Mobil Corporation	69,500	5,243,775
Halliburton Company	114,300	3,627,882
Schlumberger Limited (b)	57,500	3,973,250
		25,745,714
Financials - 16.23%
ACE Limited (b)	57,200	3,263,832
Aflac Inc.	45,000	2,117,700
American Express Company	47,400	2,673,360
American International Group, Inc.	66,500	4,470,130
Bank of America Corporation	38,669	1,972,892
The Bank of New York Company, Inc.	63,700	2,583,035
Citigroup Inc.	105,300	5,406,102
JPMorgan Chase & Co.	79,620	3,852,016
MGIC Investment Corp.	35,000	2,062,200
SLM Corp.	60,000	2,454,000
Wells Fargo & Company	119,000	4,097,170
		34,952,437
Health Care - 11.77%
Abbott Laboratories	66,500	3,710,700
Amgen Inc. (a)	52,000	2,905,760
Forest Laboratories, Inc. (a)	49,700	2,556,568
Johnson & Johnson	61,000	3,675,860
Medco Health Solutions, Inc. (a)	37,200	2,698,116
Medtronic, Inc.	83,600	4,101,416
Pfizer Inc.	135,000	3,410,100
Wellpoint Inc. (a)	28,000	2,270,800
		25,329,320
Industrials - 10.29%
3M Co.	55,800	4,264,794
Caterpillar Inc.	43,000	2,882,290
Emerson Electric Co.	58,800	2,533,692
FedEx Corp.	23,900	2,567,577
General Electric Company	178,000	6,294,080
Illinois Tool Works, Inc.	70,000	3,612,000
		22,154,433
Information Technology - 17.21%
Cisco Systems, Inc. (a)	125,600	3,206,568
EMC Corporation (a)	215,000	2,977,750
Intel Corporation	194,000	3,711,220
International Business Machines Corporation	24,400	2,299,944
Intuit Inc. (a)	113,900	3,116,304
Iron Mountain, Inc. (a)	72,750	1,900,958
Microsoft Corporation	142,100	3,960,327
Nokia Corp. - ADR	186,900	4,283,748
Oracle Corp. (a)	169,000	3,063,970
QLogic Corp. (a)	125,000	2,125,000
QUALCOMM Inc.	69,100	2,947,806
Western Union Co.	158,000	3,468,100
		37,061,695
Materials - 3.05%
Alcoa Inc.	96,000	3,254,400
Newmont Mining Corporation	79,000	3,317,210
		6,571,610
Telecommunication Services - 2.59%
ALLTEL Corporation	43,500	2,697,000
Verizon Communications Inc.	76,122	2,886,546
		5,583,546
Utilities - 2.98%
Dominion Resources Inc.	46,700	4,145,559
Progress Energy, Inc.	45,000	2,269,800
		6,415,359
TOTAL COMMON STOCKS (Cost $150,482,894)		211,893,100

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.10%
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028	$186,333	185,736
Green Tree Financial Corporation
6.870%, 01/15/2029	36,959	38,289
TOTAL ASSET BACKED SECURITIES (Cost $223,156)		224,025

MORTGAGE BACKED SECURITIES - 0.59%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	82,328	81,826
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	71,783	71,389
5.750%, 12/15/2018	82,341	82,640
5.000%, 10/01/2020	86,321	85,166
Federal National Mortgage Association
5.500%, 09/01/2025	83,834	83,489
5.500%, 12/01/2035	89,236	88,394
6.500%, 02/25/2044	72,057	73,833
6.500%, 05/25/2044	63,504	65,232
Government National Mortgage Association
9.500%, 06/15/2009	408	423
9.500%, 08/15/2009	319	330
4.500%, 05/20/2014	69,310	68,102
9.000%, 07/15/2016	3,405	3,647
4.116%, 03/16/2019	89,325	87,618
6.500%, 07/15/2029	12,654	13,031
6.000%, 06/15/2031	79,115	80,380
6.000%, 02/15/2032	39,202	39,812
Master Asset Securitization Trust
5.500%, 07/25/2033	72,716	71,341
Mortgage IT Trust
4.250%, 02/25/2035	74,968	73,737
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $46,542) (c)	44,788	45,739
Residential Asset Securitization Trust
4.750%, 02/25/2019	80,791	78,342
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	67,850	66,175
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,264,982)		1,260,646

	Shares
SHORT TERM INVESTMENTS - 0.90%
Money Market Funds - 0.90%
Janus Money Market	1,936,056	1,936,056
TOTAL SHORT TERM INVESTMENTS (Cost $1,936,056)		1,936,056

Total Investments - 100.01% (Cost $153,907,088) (d)		$215,313,827
Liabilities in Excess of Other Assets - (0.01)%		(24,773)
TOTAL NET ASSETS - 100.00%		$215,289,054

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(d)	The cost basis of investments for federal income tax purposes at 3/31/07 was as follows*:

	Cost of investments	$ 153,907,088
	Gross unrealized appreciation	65,004,287
	Gross unrealized depreciation	(3,597,548)
	Net unrealized appreciation	$ 61,406,739

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY Bond Fund
Schedule of Investments
March 31, 2007
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.52%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	$994,976
AmeriCredit Automobile Receivables Trust
3.480%, 05/06/2010	225,310	225,241
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	550,000	548,786
Chase Funding Mortgage Loan
4.515%, 02/25/2014	345,510	337,749
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	794,832
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	187,951
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	1,200,000	1,196,964
5.363%, 03/25/2030	400,000	398,496
4.931%, 05/25/2032 (b)	461,672	457,954
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028	372,665	371,473
FedEx Corp.
6.720%, 07/15/2023	306,716	330,262
Green Tree Financial Corporation
6.870%, 01/15/2029	73,919	76,578
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	389,694
Residential Asset Securities Corporation
4.767%, 10/25/2032	1,250,000	1,237,513
5.600%, 06/25/2034	1,000,000	991,810
TOTAL ASSET BACKED SECURITIES (Cost $8,535,035)		8,540,279

CORPORATE BONDS - 14.14%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)	300,000	296,278
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	246,202
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	687,525
Bank of America Corporation
6.975%, 03/07/2037	250,000	288,572
Burlington Northern Santa Fe
5.720%, 01/15/2024	469,465	481,953
Caterpillar Inc.
5.700%, 08/15/2016	500,000	510,138
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	305,767
Central Telephone Company
7.040%, 09/21/2007	500,000	503,443
Citicorp
7.200%, 06/15/2007	250,000	250,800
Comcast Corporation
6.500%, 01/15/2017	750,000	791,551
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	673,904
CSX Corporation
6.420%, 06/15/2010	250,000	257,616
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	630,469
Daimler Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	248,822
Federated Retail Holding, Inc.
5.900%, 12/01/2016	750,000	747,203
Florida Power Corporation
4.800%, 03/01/2013	300,000	292,461
General Electric Capital Corporation
3.000%, 06/27/2018	856,000	798,068
General Electric Company
5.000%, 02/01/2013	300,000	297,728
GTE South, Inc.
6.125%, 06/15/2007	200,000	200,225
6.000%, 02/15/2008	400,000	402,142
Halliburton Company
6.750%, 02/01/2027	100,000	107,167
Harrah's Operating Company, Inc.
6.500%, 06/01/2016	500,000	442,970
Home Depot, Inc.
5.250%, 12/16/2013	500,000	496,539
Ingersoll-Rand Co. (d)
6.015%, 02/15/2028	500,000	524,960
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b) (d)	500,000	397,500
Lowe's Companies, Inc.
5.400%, 10/15/2016	750,000	744,726
Madison Gas & Electric
6.020%, 09/15/2008	300,000	303,011
Marshall & Ilsley Bank
2.900%, 08/18/2009	136,364	131,699
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	209,663
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	481,119
Perforadora Centrale
5.240%, 12/15/2018 (d)	320,019	323,364
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	402,610
Rowan Companies, Inc.
5.880%, 03/15/2012	705,000	717,479
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	512,718
Suntrust Capital II
7.900%, 06/15/2027	200,000	208,109
Target Corporation
5.875%, 07/15/2016	750,000	771,804
Time Warner, Inc.
6.875%, 05/01/2012	500,000	532,809
U.S. Central Credit Union
2.700%, 09/30/2009	272,727	264,363
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $278,960) (a)	280,274	274,881
Union Pacific Railroad Company
6.630%, 01/27/2022	379,278	403,268
5.866%, 07/02/2030	500,000	517,690
Vessel Management Services Inc.
4.960%, 11/15/2027	336,000	331,622
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	506,862
TOTAL CORPORATE BONDS (Cost $17,746,273)		18,517,800

MORTGAGE BACKED SECURITIES - 33.43%
Bank of America Mortgage Securities
5.250%, 10/25/2020	745,172	744,637
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	499,763
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	576,294	572,780
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	543,031	543,478
5.500%, 05/25/2036	500,000	488,048
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	397,413	395,111
Deutsche Mortgage Securities, Inc.
5.051%, 06/26/2035 (Acquired 09/22/2005, Cost $457,199) (a) (b)	457,416	454,396
Federal Home Loan Bank
4.840%, 01/25/2012	610,965	605,601
4.720%, 09/20/2012	421,593	412,171
Federal Home Loan Mortgage Corp.
3.247%, 11/15/2008	141,432	139,609
5.500%, 03/01/2009	65,346	65,786
7.000%, 03/01/2012	124,208	127,406
4.500%, 05/01/2013	603,386	594,397
5.125%, 12/15/2013	358,913	356,945
5.500%, 10/01/2014	105,719	106,396
5.000%, 03/01/2015	304,955	303,934
6.500%, 03/01/2015	218,183	223,669
5.000%, 11/15/2018	600,000	588,007
5.750%, 12/15/2018	494,047	495,841
5.000%, 10/01/2020	474,763	468,411
6.500%, 10/01/2029	215,085	221,857
4.500%, 11/15/2023	1,000,000	937,838
5.000%, 10/15/2031	400,000	391,306
5.000%, 06/01/2034	372,166	360,358
5.370%, 02/01/2037	1,000,000	998,900
Federal National Mortgage Association
6.500%, 03/01/2008	22,826	22,838
5.000%, 03/01/2010	117,220	117,377
5.000%, 03/01/2013	171,021	170,158
4.500%, 04/01/2013	192,936	189,851
5.000%, 04/01/2013	146,793	146,054
5.000%, 05/01/2013	273,570	272,197
5.500%, 06/01/2013	127,261	127,934
3.500%, 09/01/2013	530,754	508,104
4.500%, 09/01/2013	238,789	234,845
5.500%, 10/01/2013	315,323	317,303
5.000%, 02/01/2014	778,138	774,361
3.500%, 02/25/2015	89,776	88,566
6.000%, 06/25/2016	493,017	496,364
4.500%, 06/25/2018	1,250,000	1,191,821
4.500%, 01/01/2019	870,098	844,665
6.500%, 05/01/2019	109,638	112,096
4.512%, 01/01/2020	278,832	273,435
4.500%, 04/01/2020	799,843	774,397
5.500%, 09/01/2025	544,920	542,677
5.500%, 02/01/2033	294,274	291,901
5.500%, 07/01/2033	969,882	961,935
4.149%, 05/01/2034	189,769	183,163
5.500%, 07/01/2035	1,219,328	1,207,819
5.500%, 12/01/2035	490,798	486,165
5.290%, 11/25/2043	1,000,000	992,531
6.500%, 02/25/2044	360,284	369,166
6.500%, 05/25/2044	423,357	434,882
First Nationwide Trust
6.750%, 10/21/2031	71,412	71,116
First Union National Bank Commercial Mortgage
6.180%, 08/15/2033	25,804	25,802
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	1,000,000	989,556
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	211,123	213,328
Government National Mortgage Association
4.500%, 05/20/2014	277,242	272,409
4.104%, 03/16/2018	1,124,331	1,104,089
4.116%, 03/16/2019	893,245	876,183
4.031%, 01/16/2021	1,187,753	1,162,853
6.500%, 04/15/2026	125,945	129,489
8.000%, 07/15/2026	52,135	55,337
4.130%, 02/16/2027	560,648	551,245
3.727%, 03/16/2027	974,532	947,299
6.500%, 07/15/2029	71,751	73,887
7.500%, 11/15/2029	84,912	88,686
6.000%, 06/15/2031	632,842	642,962
6.000%, 02/15/2032	91,471	92,894
5.000%, 01/15/2033	1,175,678	1,145,878
4.920%, 05/16/2034	600,000	587,842
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	183,645	185,662
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	380,795	400,714
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,711
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	158,801	161,490
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	355,733	349,835
Master Alternative Loan Trust
5.000%, 06/25/2015	351,020	348,140
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	639,931	644,692
Mortgage IT Trust
4.250%, 02/25/2035	674,712	663,628
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $118,506) (a)	111,824	114,384
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $446,332) (a)	425,482	434,525
Residential Asset Securitization Trust
4.750%, 02/25/2019	430,884	417,823
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	577,802	581,962
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,960) (a)	1,000,000	1,005,106
Small Business Administration Participation Certificates
3.530%, 05/01/2013	299,190	288,668
5.080%, 11/01/2022	447,855	448,091
4.640%, 05/01/2023	534,320	522,681
5.570%, 03/01/2026	383,515	390,665
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	114,378	113,591
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	200,429
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	519,210	509,946
5.409%, 07/15/2041	250,000	250,707
Washington Mutual
4.119%, 01/25/2033	302,035	301,287
3.177%, 09/25/2033	64,950	64,677
4.837%, 10/25/2035	396,858	392,139
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	400,000	397,999
4.450%, 10/25/2033	780,272	761,011
5.600%, 07/25/2036 (b)	1,264,746	1,262,875
TOTAL MORTGAGE BACKED SECURITIES (Cost $44,699,594)		43,770,543

MUNICIPAL BONDS - 1.15%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	495,415
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026 (a)	1,000,000	1,010,610
TOTAL MUNICIPAL BONDS (Cost $1,501,697)		1,506,025

U.S. GOVERNMENT AGENCY ISSUES - 9.25% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	529,276
Federal Home Loan Bank
2.750%, 04/05/2007 (b)	700,000	699,963
4.500%, 07/28/2009 (b)	925,000	921,856
4.250%, 11/27/2009 (b)	1,500,000	1,486,698
3.500%, 07/15/2011 (b)	150,000	146,438
4.000%, 06/19/2013 (b)	100,000	97,776
4.000%, 06/26/2013 (b)	290,000	283,605
3.750%, 07/09/2013 (b)	250,000	242,164
4.000%, 07/23/2013 (b)	595,000	586,044
4.000%, 02/27/2014 (b)	700,000	696,057
4.000%, 03/17/2014 (b)	150,000	148,922
4.000%, 07/02/2015 (b)	1,100,000	1,063,530
4.000%, 12/30/2015 (b)	400,000	382,362
4.000%, 03/30/2016 (b)	150,000	146,764
4.000%, 04/22/2016 (b)	340,000	331,755
4.500%, 06/05/2018 (b)	200,000	193,989
4.250%, 06/12/2018 (b)	600,000	582,613
4.250%, 06/19/2018 (b)	400,000	385,852
4.500%, 06/19/2018 (b)	300,000	289,793
4.000%, 06/26/2018 (b)	425,000	410,463
4.500%, 06/26/2018 (b)	350,000	338,703
4.000%, 07/09/2018 (b)	200,000	191,127
4.250%, 07/17/2018 (b)	650,000	623,951
4.500%, 07/23/2018 (b)	200,000	194,178
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	297,905
New Valley Generation IV
4.687%, 01/15/2022	321,114	315,155
Overseas Private Investment Company
3.420%, 01/15/2015	283,500	269,855
5.685%, 05/15/2012	250,000	258,961
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,994,649)		12,115,755

U.S. TREASURY OBLIGATIONS - 23.87%
U.S. Treasury Bond
5.375%, 02/15/2031	2,850,000	3,038,368
4.500%, 02/15/2036	4,000,000	3,771,248
		6,809,616
U.S. Treasury Inflation Index Bond
2.375%, 01/15/2025	1,180,993	1,188,651
U.S. Treasury Inflation Index Note
0.875%, 04/15/2010	961,434	929,624
3.000%, 07/15/2012	1,350,672	1,415,778
1.875%, 07/15/2013	330,564	326,251
2.000%, 01/15/2014	383,341	379,597
2.500%, 07/15/2016	1,002,100	1,028,288
		4,079,538
U.S. Treasury Notes
4.625%, 03/31/2008	1,000,000	997,344
3.125%, 09/15/2008	250,000	244,326
4.875%, 05/15/2009	1,000,000	1,005,391
4.875%, 08/15/2009	2,000,000	2,012,968
3.500%, 02/15/2010	500,000	486,074
4.000%, 03/15/2010	300,000	295,606
3.875%, 07/15/2010	500,000	490,410
4.250%, 10/15/2010	1,000,000	991,133
4.750%, 03/31/2011	3,500,000	3,526,523
4.625%, 08/31/2011	2,500,000	2,509,180
4.250%, 11/15/2014	300,000	292,875
4.000%, 02/15/2015	200,000	191,734
4.125%, 05/15/2015	1,100,000	1,062,359
4.500%, 11/15/2015	500,000	494,902
4.875%, 08/15/2016	4,500,000	4,571,366
		19,172,191
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,423,109)		31,249,996

	Shares
SHORT TERM INVESTMENTS - 11.02%
Money Market Funds - 11.02%
Federated Prime Obligations Fund	6,431,016	6,431,016
Phoenix Insight Money Market Fund	1,571,185	1,571,185
Janus Money Market	6,431,016	6,431,016
		14,433,217
TOTAL SHORT TERM INVESTMENTS (Cost $14,433,217)		14,433,217
Total Investments - 99.38% (Cost $130,333,574)(e)		130,133,615
Other Assets in Excess of Liabilities - 0.62%		808,973
TOTAL NET ASSETS - 100.00%		$130,942,588

Footnotes

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2007.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at 03/31/07 was as follows*:

	Cost of investments	$ 130,348,281
	Gross unrealized appreciation	811,330
	Gross unrealized depreciation	(1,025,996)
	Net unrealized depreciation	$ (214,666)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   5/18/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   5/18/2007

By (Signature and Title)*   /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date   5/18/2007

* Print the name and title of each signing officer under his or her signature.